DEFERRED TAX ASSETS AND INCOME TAXES - Reconciliation of income tax computed (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Tax Disclosure [Abstract]
Computed expected income tax	$ 4,078	25,655	48,863	26,648
Impact of tax holiday and benefit of companies in China	(1,886)	(11,858)	(27,984)	(18,339)
Effect of difference between the PRC and USA tax rate	90	566	455	(230)
Others Tax (credits)				18,235
Income tax expenses, total	$ 2,282	14,363	21,334	26,314